Note 2 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(2)	Loans and Allowance for Loan Losses

The classification of loans at  December 31, 2021 and 2020 is as follows:

	In Thousands
	2021	2020
Mortgage loans on real estate:
Residential 1-4 family	$679,536	535,994
Multifamily	29,300	111,646
Commercial	879,373	837,766
Construction	603,292	488,626
Farmland	9,367	15,429
Second mortgages	10,043	8,433
Equity lines of credit	92,229	78,889
Total mortgage loans on real estate	2,303,140	2,076,783
Commercial loans	116,717	172,811
Agricultural loans	1,438	1,206
Consumer installment loans:
Personal	59,513	66,193
Credit cards	5,281	4,324
Total consumer installment loans	64,794	70,517
Other loans	9,849	9,283
	2,495,938	2,330,600
Net deferred loan fees	(12,024)	(9,295)
Total loans	2,483,914	2,321,305
Less: Allowance for loan losses	(39,632)	(38,539)
Loans, net	$2,444,282	2,282,766

At December 31, 2021, variable rate and fixed rate loans totaled $1,916,960,000 and $578,978,000, respectively. At December 31, 2020, variable rate and fixed rate loans totaled $1,777,303,000 and $553,297,000, respectively.

Risk characteristics relevant to each portfolio segment are as follows:

Construction and land development: Loans for non-owner-occupied real estate construction or land development are generally repaid through cash flow related to the operation, sale or refinance of the property. The Company also finances construction loans for owner-occupied properties. A portion of the Company’s construction and land portfolio segment is comprised of loans secured by residential product types (residential land and single-family construction). With respect to construction loans to developers and builders that are secured by non-owner occupied properties that the Company may originate from time to time, the Company generally requires the borrower to have had an existing relationship with the Company and have a proven record of success. Construction and land development loans are underwritten utilizing independent appraisal reviews, sensitivity analysis of absorption and lease rates, market sales activity, and financial analysis of the developers and property owners. Construction loans are generally based upon estimates of costs and value associated with the complete project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

1-4 family residential real estate: Residential real estate loans represent loans to consumers or investors to finance a residence. These loans are typically financed on 15 to 30 year amortization terms, but generally with shorter maturities of 5 to 15 years. Many of these loans are extended to borrowers to finance their primary or secondary residence. Loans to an investor secured by a 1-4 family residence will be repaid from either the rental income from the property or from the sale of the property. This loan segment also includes closed-end home equity loans that are secured by a first or second mortgage on the borrower’s residence. This allows customers to borrow against the equity in their home. Loans in this portfolio segment are underwritten and approved based on a number of credit quality criteria including limits on maximum Loan-to-Value (LTV), minimum credit scores, and maximum debt to income. Real estate market values as of the time the loan is made directly affect the amount of credit extended and, in addition, changes in these residential property values impact the depth of potential losses in this portfolio segment.

1-4 family HELOC: This loan segment includes open-end home equity loans that are secured by a first or second mortgage on the borrower’s residence. This allows customers to borrow against the equity in their home utilizing a revolving line of credit. These loans are underwritten and approved based on a number of credit quality criteria including limits on maximum LTV, minimum credit scores, and maximum debt to income. Real estate market values as of the time the loan is made directly affect the amount of credit extended and, in addition, changes in these residential property values impact the depth of potential losses in this portfolio segment. Because of the revolving nature of these loans, as well as the fact that many represent second mortgages, this portfolio segment can contain more risk than the amortizing 1-4 family residential real estate loans.

Multi-family and commercial real estate: Multi-family and commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans (which are discussed below), in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate.

Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type. This diversity helps reduce the Company’s exposure to adverse economic events that affect any single market or industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. The Company also utilizes third-party experts to provide insight and guidance about economic conditions and trends affecting the market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. Non-owner occupied commercial real estate loans are loans secured by multifamily and commercial properties where the primary source of repayment is derived from rental income associated with the property (that is, loans for which 50 percent or more of the source of repayment comes from third party, nonaffiliated rental income) or the proceeds of the sale, refinancing, or permanent financing of the property. These loans are made to finance income-producing properties such as apartment buildings, office and industrial buildings, and retail properties. Owner-occupied commercial real estate loans are loans where the primary source of repayment is the cash flow from the ongoing operations and business activities conducted by the party, or affiliate of the party, who owns the property.

Commercial and industrial: The commercial and industrial loan portfolio segment includes commercial and industrial loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases or other expansion projects. Also included in this category are PPP loans guaranteed by the SBA, which totaled $5.0 million at December 31, 2021. Collection risk in this portfolio is driven by the creditworthiness of underlying borrowers, particularly cash flow from customers’ business operations. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and usually incorporates a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Consumer: The consumer loan portfolio segment includes non-real estate secured direct loans to consumers for household, family, and other personal expenditures. Consumer loans may be secured or unsecured and are usually structured with short or medium term maturities. These loans are underwritten and approved based on a number of consumer credit quality criteria including limits on maximum LTV on secured consumer loans, minimum credit scores, and maximum debt to income. Many traditional forms of consumer installment credit have standard monthly payments and fixed repayment schedules of one to five years. These loans are made with either fixed or variable interest rates that are based on specific indices. Installment loans fill a variety of needs, such as financing the purchase of an automobile, a boat, a recreational vehicle or other large personal items, or for consolidating debt. These loans may be unsecured or secured by an assignment of title, as in an automobile loan, or by money in a bank account. In addition to consumer installment loans, this portfolio segment also includes secured and unsecured personal lines of credit as well as overdraft protection lines. Loans in this portfolio segment are sensitive to unemployment and other key consumer economic measures.

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of  December 31, 2021 and 2020.

Loans on Nonaccrual Status

	In Thousands
	2021	2020
Residential 1-4 family	$—	1,022
Multifamily	—	—
Commercial real estate	—	311
Construction	—	—
Farmland	—	—
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$—	1,333

At December 31, 2021, the Company had no impaired loans on non-accruing interest status. At  December 31, 2020, the Company had two impaired loans totaling $1,333,000 that were on non-accruing interest status. In each case, at the date such loans were placed on nonaccrual status, the Company reversed all previously accrued interest income.

The impact on net interest income for these loans was not material to the Company’s results of operations for the years ended December 31, 2021, 2020 and 2019.

Potential problem loans, which include nonperforming loans, amounted to approximately $7.7 million at  December 31, 2021 compared to $8.2 million at December 31, 2020. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•

Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•

Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•

Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

The following table presents loan balances classified within each risk rating category by primary loan type as of December 31, 2021 and December 31, 2020.

	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2021
Pass	$672,676	29,300	879,109	603,267	9,270	9,851	92,208	116,668	75,903	2,488,252
Special mention	5,405	—	—	25	68	161	11	49	136	5,855
Substandard	1,455	—	264	—	29	31	10	—	42	1,831
Total	$679,536	29,300	879,373	603,292	9,367	10,043	92,229	116,717	76,081	2,495,938
December 31, 2020
Pass	$529,546	111,646	837,028	488,571	15,301	8,148	78,565	172,779	80,770	2,322,354
Special mention	2,745	—	149	27	79	169	314	—	156	3,639
Substandard	3,703	—	589	28	49	116	10	32	80	4,607
Total	$535,994	111,646	837,766	488,626	15,429	8,433	78,889	172,811	81,006	2,330,600

Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2021
Residential 1-4 family	$1,951	169	357	2,477	677,059	679,536	$357
Multifamily	—	—	—	—	29,300	29,300	—
Commercial real estate	—	—	—	—	879,373	879,373	—
Construction	1,154	215	—	1,369	601,923	603,292	—
Farmland	—	—	—	—	9,367	9,367	—
Second mortgages	121	—	—	121	9,922	10,043	—
Equity lines of credit	170	—	9	179	92,050	92,229	9
Commercial	58	81	—	139	116,578	116,717	—
Agricultural, installment and other	288	99	23	410	75,671	76,081	23
Total	$3,742	564	389	4,695	2,491,243	2,495,938	$389
December 31, 2020
Residential 1-4 family	$2,634	511	1,818	4,963	531,031	535,994	$796
Multifamily	—	—	—	—	111,646	111,646	—
Commercial real estate	—	—	460	460	837,306	837,766	149
Construction	768	—	44	812	487,814	488,626	44
Farmland	—	—	—	—	15,429	15,429	—
Second mortgages	265	—	—	265	8,168	8,433	—
Equity lines of credit	31	302	—	333	78,556	78,889	—
Commercial	114	104	—	218	172,593	172,811	—
Agricultural, installment and other	363	81	60	504	80,502	81,006	60
Total	$4,175	998	2,382	7,555	2,323,045	2,330,600	$1,049

Transactions in the allowance for loan losses for the years ended  December 31, 2021 and 2020 are summarized as follows:

	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2021
Allowance for loan losses:
Beginning balance	$8,098	1,541	16,802	7,936	154	105	997	1,378	1,528	38,539
Provision	958	(1,145)	(352)	1,356	(60)	13	101	(37)	309	1,143
Charge-offs	—	—	—	(23)	—	—	—	(33)	(992)	(1,048)
Recoveries	68	—	—	394	—	—	—	6	530	998
Ending balance	$9,124	396	16,450	9,663	94	118	1,098	1,314	1,375	39,632
Ending balance individually evaluated for impairment	$—	—	—	—	—	—	—	—	—	—
Ending balance collectively evaluated for impairment	$9,124	396	16,450	9,663	94	118	1,098	1,314	1,375	39,632
Loans:
Ending balance	$679,536	29,300	879,373	603,292	9,367	10,043	92,229	116,717	76,081	2,495,938
Ending balance individually evaluated for impairment	$134	—	531	—	—	—	—	—	—	665
Ending balance collectively evaluated for impairment	$679,402	29,300	878,842	603,292	9,367	10,043	92,229	116,717	76,081	2,495,273

	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2020
Allowance for loan losses:
Beginning balance	$7,144	1,117	11,114	5,997	187	123	889	1,044	1,111	28,726
Provision	920	424	5,388	1,766	(33)	(37)	74	343	851	9,696
Charge-offs	—	—	—	—	—	—	(7)	(9)	(898)	(914)
Recoveries	34	—	300	173	—	19	41	—	464	1,031
Ending balance	$8,098	1,541	16,802	7,936	154	105	997	1,378	1,528	38,539
Ending balance individually evaluated for impairment	$594	—	148	—	—	—	—	—	—	742
Ending balance collectively evaluated for impairment	$7,504	1,541	16,654	7,936	154	105	997	1,378	1,528	37,797
Loans:
Ending balance	$535,994	111,646	837,766	488,626	15,429	8,433	78,889	172,811	81,006	2,330,600
Ending balance individually evaluated for impairment	$2,399	—	970	—	—	—	—	—	—	3,369
Ending balance collectively evaluated for impairment	$533,595	111,646	836,796	488,626	15,429	8,433	78,889	172,811	81,006	2,327,231

The following tables present the Company’s impaired loans (including loans on nonaccrual status and loans past due 90 days or more) at  December 31, 2021 and 2020:

In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2021
With no related allowance recorded:
Residential 1-4 family	$136	134	—	614	7
Multifamily	—	—	—	—	—
Commercial real estate	532	531	—	303	25
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$668	665	—	917	32
With allowance recorded:
Residential 1-4 family	$—	—	—	602	—
Multifamily	—	—	—	—	—
Commercial real estate	—	—	—	342	—
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$—	—	—	944	—
Total:
Residential 1-4 family	$136	134	—	1,216	7
Multifamily	—	—	—	—	—
Commercial real estate	532	531	—	645	25
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$668	665	—	1,861	32

In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2020
With no related allowance recorded:
Residential 1-4 family	$1,162	1,507	—	395	26
Multifamily	—	—	—	—	—
Commercial real estate	311	311	—	311	—
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$1,473	1,818	—	706	26
With allowance recorded:
Residential 1-4 family	$1,242	1,240	594	1,273	66
Multifamily	—	—	—	—	—
Commercial real estate	662	659	148	676	22
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$1,904	1,899	742	1,949	88
Total:
Residential 1-4 family	$2,404	2,747	594	1,668	92
Multifamily	—	—	—	—	—
Commercial real estate	973	970	148	987	22
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,377	3,717	742	2,655	114

The Company’s loan portfolio includes certain loans that have been modified in a troubled debt restructuring (TDR), where economic or other concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. The concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

The following table summarizes the carrying balances of TDRs at  December 31, 2021 and  December 31, 2020 (dollars in thousands):

	2021	2020
Performing TDRs	$876	2,147
Nonperforming TDRs	165	529
Total TDRs	$1,041	2,676

The following table outlines the amount of each TDR categorized by loan classification for the years ended  December 31, 2021, 2020  and 2019 (dollars in thousands):

	December 31, 2021			December 31, 2020
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	—	$—	$—	—	$—	$—
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	1	111	132
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—	—
Total	—	$—	$—	1	$111	$132

December 31, 2019
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	1	$1,338	$619
Multifamily	—	—	—
Commercial real estate	4	2,677	2,399
Construction	—	—	—
Farmland	—	—	—
Second mortgages	—	—	—
Equity lines of credit	—	—	—
Commercial	—	—	—
Agricultural, installment and other	—	—	—
Total	5	$4,015	$3,018

As of  December 31, 2021, 2020 and 2019 the Company did not have any loan previously classified as a TDR default within twelve months of the restructuring. A default is defined as an occurrence which violates the terms of the receivable’s contract.

In response to the COVID-19 pandemic and its economic impact to the Bank’s customers, the Bank proactively began providing relief to its customers in the middle of March 2020 through a 90-day interest-only payment option or a full 90-day payment deferral option. Following the passage of the CARES Act, the Bank expanded this program to provide a six-month interest only payment option in an effort to provide flexibility to its customers as they navigated uncertainties resulting from the pandemic. Pursuant to interagency regulatory guidance and the CARES Act, the Bank may elect to not classify loans as troubled debt restructurings for which these deferrals are granted between March 1, 2020 and the earlier of (i) January 1, 2022 or (ii) 60 days after the end of the COVID-19 national emergency. As of December 31, 2021, the Bank had no loans for which principal or both principal and interest were being deferred.

As of  December 31, 2021 the Bank had $262,000 of consumer mortgage loans in the process of foreclosure. As of December 31, 2020 the Bank had $301,000 of consumer mortgage loans in the process of foreclosure.

The Company’s principal customers are primarily in Middle Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $5,725,000 and $7,675,000 at  December 31, 2021 and 2020, respectively. None of these loans were restructured, charged-off or involved more than the normal risk of collectibility or presented other unfavorable features during the three years ended December 31, 2021.

An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2021	2020
Balance, January 1	$7,675	12,878
New loans and renewals during the year	11,009	11,153
Repayments (including loans paid by renewal) during the year	(12,959)	(16,356)
Balance, December 31	$5,725	7,675

In 2021, 2020 and 2019, Wilson Bank originated mortgage loans for sale into the secondary market of $215,813,000, $213,483,000 and $160,921,000, respectively. The fees and gain on sale of these loans totaled $9,997,000, $9,560,000 and $6,802,000 in 2021, 2020 and 2019, respectively. All of these loan sales transfer servicing rights to the buyer.

In some instances, Wilson Bank sells loans that contain provisions which permit the buyer to seek recourse against Wilson Bank in certain circumstances. At  December 31, 2021 and 2020, total mortgage loans sold with recourse in the secondary market aggregated $165,061,000 and $181,700,000, respectively. At December 31, 2021, Wilson Bank has not been required to repurchase a significant amount of the mortgage loans originated by Wilson Bank and sold in the secondary market. Management expects no material losses to result from these recourse provisions.